Asset Retirement Obligations (ARO) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Asset Retirement Obligation Disclosure [Abstract]
Balance at beginning of period	$ 17,130	$ 15,401
Accretion expense	1,200	1,096	$ 980
Liabilities incurred	3,915	633
Balance at end of period	$ 22,245	$ 17,130	$ 15,401